Dividends	6 Months Ended
Jun. 30, 2025
Dividends1 [Abstract]
Dividends	Note 10 - Dividends
(Amounts in thousands, except share, per share and per unit data)
The following tables summarize the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 12, 2024	$0.290	£0.2224	February 28, 2025	March 31, 2025	59,149,844	$17,153
April 9, 2025	$0.290	£0.2125	May 30, 2025	June 30, 2025	78,174,894	22,671
Paid during the six months ended June 30, 2025						$39,824

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221,488	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,062,984	13,648
Paid during the six months ended June 30, 2024						$54,967
May 9, 2024	$0.290	£0.2211	August 30, 2024	September 27, 2024	49,005,036	14,211
August 15, 2024	$0.290	£0.2279	November 29, 2024	December 27, 2024	50,642,261	14,686
Paid during the year ended December 31, 2024						$83,864
On May 12, 2025 the Group proposed a dividend of $0.29 per share. The dividend will be paid on September 30, 2025 to shareholders on the register on August 29, 2025. This dividend was not required to be approved by shareholders, thereby qualifying it as an “interim” dividend. No liability was recorded in the Interim Condensed Consolidated Financial Statements in respect of this interim dividend as of June 30, 2025.
Dividends are waived on shares held in the EBT.
Subsequent Events
On August 11, 2025 the Directors recommended a dividend of $0.29 per share. The dividend will be paid on December 31, 2025 to shareholders on the register on December 1, 2025. This dividend was not required to be approved by shareholders, thereby qualifying it as an “interim” dividend. No liability has been recorded in the Interim Condensed Consolidated Financial Statements in respect of this dividend as of June 30, 2025.